CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
ASSETS
Cash and cash equivalents	$ 93,088	$ 80,493
Restricted cash and cash equivalents	16,638	19,984
Accounts receivable, net of allowance of $163 and $193, respectively	47,959	45,850
Vacation ownership mortgages receivable, net	5,913	7,169
Vacation ownership inventory	47,006	54,061
Deferred income taxes		16,441
Deferred membership costs	8,126	8,716
Prepaid income taxes	12,656	22,029
Prepaid expenses and other current assets	25,993	30,230
Total current assets	257,379	284,973
Vacation ownership mortgages receivable, net	26,325	29,333
Investments in unconsolidated entities	38,319	33,486
Property and equipment, net	91,482	86,601
Goodwill	561,413	562,250
Intangible assets, net	250,367	268,875
Deferred membership costs	9,830	10,948
Deferred income taxes	277	112
Other non-current assets	43,715	47,424
TOTAL ASSETS	1,279,107	1,324,002
LIABILITIES:
Accounts payable, trade	35,998	39,082
Deferred revenue	85,684	89,850
Accrued compensation and benefits	26,880	28,891
Member deposits	7,565	8,222
Accrued expenses and other current liabilities	55,858	47,923
Total current liabilities	211,985	213,968
Long-term debt	415,700	484,383
Other long-term liabilities	18,822	18,247
Deferred revenue	87,061	93,730
Deferred income taxes	79,420	92,869
Total liabilities	812,988	903,197
Redeemable noncontrolling interest	$ 708	$ 457
Commitments and contingencies
STOCKHOLDERS' EQUITY:
Preferred stock-authorized 25,000,000 shares, of which 100,000 shares are designated Series A Junior Participating Preferred Stock; $0.01 par value; none issued and outstanding
Common stock-authorized 300,000,000 shares; $.01 par value; issued 59,853,933 and 59,463,200 shares, respectively	$ 599	$ 595
Treasury stock-2,363,324 shares at cost, respectively	(35,034)	(35,034)
Additional paid-in capital	214,089	201,834
Retained earnings	280,648	235,945
Accumulated other comprehensive loss	(28,309)	(19,297)
Total ILG stockholders' equity	431,993	384,043
Noncontrolling interests	33,418	36,305
Total equity	465,411	420,348
TOTAL LIABILITIES AND EQUITY	$ 1,279,107	$ 1,324,002